S000057730 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Morningstar Total Return Bond Fund | Institutional
Prospectus [Line Items]
Annual Return [Percent]	1.75%	5.54%	(15.53%)	(1.56%)	9.57%	9.34%